Financial instruments - Payments Made on Series H Bonds (Details) - Series H bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 5,241	$ 6,661	$ 6,601
CCS Coverage
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,126	$ 1,598	$ 2,575